Convertible Debentures (Details) - Convertible Debenture [Member] - CAD ($)	12 Months Ended
	Jan. 31, 2026	Jan. 31, 2025	Jan. 31, 2024
Statement [Line Items]
Beginning balance	$ 820,553	$ 245,234	$ 0
Proceeds from issuances of convertible debentures		1,243,000	300,000
Transfer of conversion component to equity		(292,219)	(60,385)
Transaction costs		(33,406)
Accretion and interest	105,473	239,553	5,619
Interest payments		(26,526)
Conversion	(640,715)	(555,083)
Ending balance	$ 285,311	$ 820,553	$ 245,234